Accounts Payable And Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Schedule of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following as of March 31, 2024, and December 31, 2023:

	Unaudited March 31 2024	December 31, 2023
Trade accounts payable	$1,635,016	$1,866,762
Accrued compensation	1,707,988	1,415,397
Accrued legal fees	466,801	—
Accrued placement agent fees	368,960	56,400
Other accrued expenses	164,000	100,000

	$4,342,765	$3,438,559

Accounts payable and accrued expenses consist of the following as of December 31, 2023, and 2022:

	2023	2022
Trade accounts payable	$1,866,762	$1,915,766
Accrued compensation	1,415,397	675,000
Other accrued expenses	156,400	163,677

	$3,438,559	$2,754,443